ORDINARY SHARES (Details Textual) (USD $)	1 Months Ended					1 Months Ended	12 Months Ended
	Nov. 06, 2012	May 31, 2010	May 14, 2010	Sep. 30, 2012	Sep. 30, 2011	May 31, 2010 Public Offering [Member]	Sep. 30, 2011 Employee Stock [Member]
Ordinary share, shares authorized				100,000,000	100,000,000
Ordinary share, par value				$ 0.01	$ 0.01
Ordinary share, shares issued				1,405,000	1,405,000
Ordinary share, shares outstanding				1,405,000	1,405,000	10,000,000
Stock Issued During Period, Shares, Issued for Cash			4,000,000			4,000,000
Stock Issued During Period, Value, Issued for Cash			$ 14,500,000			$ 16,000,000
Equity Issuance, Per Share Amount			$ 4.00			$ 4.00
Payments of Stock Issuance Costs		$ 1,496,000
Stock Issued During Period, Shares, Issued for Noncash Consideration							50,000
Stockholders' Equity, Reverse Stock Split	The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined